Related party balances and transactions (Related party transactions) (Procurement of goods and receiving services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Other purchases	¥ 506	¥ 446	¥ 451
HIPDC [member]
Disclosure of transactions between related parties [line items]
Technical services and engineering contracting services	7	0	0
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Purchase of coal and transportation services	23,873,672	19,945,752	17,212,984
Technical services and engineering contracting services	1,121,516	1,024,369	1,055,251
Purchase of equipment	176,506	294,372	481,204
Purchase of power generation quota	0	0	195,528
Purchase of heat	69,527	52,791	1,854
Other purchases	260	716	6,472
Joint ventures of the Company [member]
Disclosure of transactions between related parties [line items]
Purchase of coal and transportation services	1,798,673	2,054,209	2,150,844
Entrusting other parties for power generation	10,127	28,953	0
Associates of the Company [member]
Disclosure of transactions between related parties [line items]
Technical services and engineering contracting services	3,812	0	0
Other purchases	¥ 36,826	¥ 27,732	¥ 43,808